Vanguard Emerging Markets Bond Fund

Schedule of Investments (unaudited)
As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

Maturity	Face	Market
Coupon	Date	Amount	Value
($000)	($000)
Albania (0.9%)
Sovereign Bonds (0.9%)
1,2 Republic of Albania	3.500%	6/16/27	5,160	5,756
Total Albania (Cost $5,805)	5,756

Angola (1.4%)
Sovereign Bonds (1.4%)
Republic of Angola	9.500%	11/12/25	3,000	2,678
Republic of Angola	9.375%	5/8/48	1,000	810
Republic of Angola	9.125%	11/26/49	7,400	5,989
Total Angola (Cost $8,172)	9,477
Argentina (1.6%)
Sovereign Bonds (1.6%)
Argentine Republic	4.625%	1/11/23	500	209
Argentine Republic	7.500%	4/22/26	8,380	3,362
Argentine Republic	6.875%	1/26/27	4,312	1,709
Argentine Republic	5.875%	1/11/28	11,301	4,464
Argentine Republic	3.750%	12/31/38	700	272
Argentine Republic	6.875%	1/11/48	2,000	775
Total Argentina (Cost $13,797)	10,791
Armenia (0.9%)
Sovereign Bonds (0.9%)
Republic of Armenia	3.950%	9/26/29	6,000	5,763
Total Armenia (Cost $5,935)	5,763

Azerbaijan (3.4%)
Sovereign Bonds (3.4%)
Republic of Azerbaijan	4.750%	3/18/24	3,000	3,191
3	Republic of Azerbaijan	3.500%	9/1/32	5,400	5,254
4	Southern Gas Corridor CJSC	6.875%	3/24/26	10,815	12,431
State Oil Co. of the Azerbaijan Republic	6.950%	3/18/30	1,335	1,573
Total Azerbaijan (Cost $22,225)	22,449
Bahrain (2.2%)
Sovereign Bonds (2.2%)
Kingdom of Bahrain	7.000%	10/12/28	8,500	9,468
2	Kingdom of Bahrain	7.375%	5/14/30	4,455	5,062
Total Bahrain (Cost $14,305)	14,530
Belarus (0.7%)
Sovereign Bonds (0.7%)
2	Republic of Belarus	5.875%	2/24/26	5,000	4,919

Total Belarus (Cost $4,958)					4,919

Bermuda (0.6%)
Corporate Bonds (0.6%)
2	Credicorp Ltd.	2.750%	6/17/25	4,250	4,230
Total Bermuda (Cost $4,227)					4,230

Brazil (6.3%)
Corporate Bonds (1.9%)
	Embraer Netherlands Finance BV	5.050%	6/15/25	4,750	4,206
2	Suzano Austria GmbH	7.000%	3/16/47	2,830	3,095
	Vale Overseas Ltd.	6.250%	8/10/26	227	267
	Vale Overseas Ltd.	6.875%	11/21/36	4,000	5,230
					12,798
Sovereign Bonds (4.4%)
	Federative Republic of Brazil	3.875%	6/12/30	9,600	9,244
	Federative Republic of Brazil	8.250%	1/20/34	4,250	5,504
	Petrobras Global Finance BV	5.999%	1/27/28	6,380	6,683
	Petrobras Global Finance BV	6.750%	6/3/50	7,360	7,525

					28,956
Total Brazil (Cost $41,883)					41,754
Cameroon (0.1%)
Sovereign Bonds (0.1%)
3	Republic of Cameroon	9.500%	11/19/25	700	701
Total Cameroon (Cost $752)					701

Chile (2.7%)
Corporate Bonds (0.8%)
	Inversiones CMPC SA	4.375%	4/4/27	2,500	2,669
2	Sociedad Quimica y Minera de Chile SA	4.250%	1/22/50	2,900	2,885
					5,554
Sovereign Bonds (1.9%)
2	Empresa de Transporte de Pasajeros Metro
	SA	4.700%	5/7/50	2,872	3,283
3	Empresa Nacional del Petroleo	5.250%	11/6/29	8,420	9,410

					12,693
Total Chile (Cost $17,748)					18,247
Colombia (4.2%)
Sovereign Bonds (4.2%)
	Ecopetrol SA	4.125%	1/16/25	8,640	8,608
3	Republic of Colombia	4.500%	1/28/26	5,483	5,926
3	Republic of Colombia	4.500%	3/15/29	1,500	1,630
	Republic of Colombia	10.375%	1/28/33	615	943
3	Republic of Colombia	4.125%	5/15/51	11,000	10,848
Total Colombia (Cost $28,031)					27,955
Costa Rica (1.1%)
Sovereign Bonds (1.1%)
2	Republic of Costa Rica	9.995%	8/1/20	75	75
	Republic of Costa Rica	4.375%	4/30/25	2,200	1,959
2,3 Republic of Costa Rica		6.125%	2/19/31	4,800	4,134
	Republic of Costa Rica	7.000%	4/4/44	1,400	1,146

Total Costa Rica (Cost $8,299)					7,314
Cote d'Ivoire (0.7%)
Sovereign Bonds (0.7%)
1	Republic of Cote d'Ivoire	6.875%	10/17/40	4,600	4,838
Total Cote d'Ivoire (Cost $5,432)					4,838
Croatia (1.6%)
Sovereign Bonds (1.6%)
1	Republic of Croatia	1.125%	6/19/29	3,500	3,893
1	Republic of Croatia	1.500%	6/17/31	5,953	6,659
Total Croatia (Cost $10,675)					10,552
Dominican Republic (1.1%)
Sovereign Bonds (1.1%)
3	Dominican Republic	7.500%	5/6/21	1,833	1,890
	Dominican Republic	6.500%	2/15/48	1,890	1,734
	Dominican Republic	6.400%	6/5/49	4,290	3,904
Total Dominican Republic (Cost $7,599)					7,528
Ecuador (1.6%)
Sovereign Bonds (1.6%)
	Republic of Ecuador	10.750%	3/28/22	3,500	1,697
	Republic of Ecuador	7.875%	3/27/25	2,000	873
	Republic of Ecuador	9.650%	12/13/26	3,750	1,595
	Republic of Ecuador	8.875%	10/23/27	2,740	1,137
	Republic of Ecuador	7.875%	1/23/28	5,500	2,244
	Republic of Ecuador	10.750%	1/31/29	3,000	1,241
	Republic of Ecuador	9.500%	3/27/30	3,950	1,683
Total Ecuador (Cost $11,120)					10,470
Egypt (0.6%)
Sovereign Bonds (0.6%)
	Arab Republic of Egypt	8.700%	3/1/49	2,900	2,839
2	Arab Republic of Egypt	8.875%	5/29/50	1,400	1,384
Total Egypt (Cost $4,300)					4,223
El Salvador (0.9%)
Sovereign Bonds (0.9%)
	Republic of El Salvador	7.625%	2/1/41	2,330	1,964
3	Republic of El Salvador	7.125%	1/20/50	5,100	4,137
Total El Salvador (Cost $5,419)					6,101
Gabon (0.7%)
Sovereign Bonds (0.7%)
3	Gabonese Republic	6.375%	12/12/24	1,153	1,090
3	Gabonese Republic	6.625%	2/6/31	3,965	3,531
Total Gabon (Cost $3,781)					4,621
Ghana (0.7%)
Sovereign Bonds (0.7%)
2,3 Republic of Ghana		8.750%	3/11/61	5,000	4,525
Total Ghana (Cost $4,932)					4,525
Guatemala (2.1%)
Sovereign Bonds (2.1%)
	Republic of Guatemala	4.500%	5/3/26	13,278	13,821

	Total Guatemala (Cost $13,834)				13,821

	Honduras (2.1%)
	Sovereign Bonds (2.1%)
3	Republic of Honduras	7.500%	3/15/24	2,320	2,499
2	Republic of Honduras	5.625%	6/24/30	11,412	11,569
	Total Honduras (Cost $13,778)				14,068
	Hungary (0.2%)
	Sovereign Bonds (0.2%)
1	Republic of Hungary	1.750%	6/5/35	1,320	1,461
	Total Hungary (Cost $1,435)				1,461

	Indonesia (4.5%)
	Sovereign Bonds (4.5%)
5	Indonesia Treasury Bond	6.500%	6/15/25	63,300,000	4,425
	1,2 Perusahaan Listrik Negara PT	1.875%	11/5/31	4,400	4,534
	Republic of Indonesia	4.750%	1/8/26	10,000	11,262
	Republic of Indonesia	4.625%	4/15/43	4,050	4,651
	Republic of Indonesia	4.450%	4/15/70	4,600	5,284
	Total Indonesia (Cost $29,626)				30,156
	Israel (0.8%)
	Sovereign Bonds (0.8%)
	State of Israel	4.500%	4/3/20	4,000	5,086
	Total Israel (Cost $4,585)				5,086

	Jamaica (0.6%)
	Sovereign Bonds (0.6%)
	Jamaica	6.750%	4/28/28	2,688	2,997
	Jamaica	7.875%	7/28/45	1,000	1,214
	Total Jamaica (Cost $4,444)				4,211
	Jordan (1.2%)
	Sovereign Bonds (1.2%)
	Hashemite Kingdom of Jordan	6.125%	1/29/26	500	525
2	Hashemite Kingdom of Jordan	5.850%	7/7/30	5,850	5,850
	Hashemite Kingdom of Jordan	7.375%	10/10/47	1,320	1,356
	Total Jordan (Cost $7,600)				7,731
	Kazakhstan (2.0%)
	Sovereign Bonds (2.0%)
	Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	600	801
	KazMunayGas National Co. JSC	4.400%	4/30/23	700	727
	KazMunayGas National Co. JSC	5.375%	4/24/30	6,500	7,345
	KazMunayGas National Co. JSC	6.375%	10/24/48	1,750	2,202
	Republic of Kazakhstan	4.875%	10/14/44	1,800	2,282
	Total Kazakhstan (Cost $12,693)				13,357
	Kenya (0.5%)
	Sovereign Bonds (0.5%)
	Republic of Kenya	8.250%	2/28/48	3,600	3,534
	Total Kenya (Cost $3,465)				3,534

	Lebanon (0.6%)
	Sovereign Bonds (0.6%)
*	Lebanese Republic	8.250%	4/12/21	2,430	462
*	Lebanese Republic	6.100%	10/4/22	2,250	416
*	Lebanese Republic	6.650%	4/22/24	2,890	501

*	Lebanese Republic	7.000%	3/20/28	6,310	1,014
*	Lebanese Republic	6.650%	2/26/30	4,900	840
*	Lebanese Republic	7.150%	11/20/31	1,445	231
*	Lebanese Republic	8.200%	5/17/33	1,445	227
*	Lebanese Republic	8.250%	5/17/34	1,445	232
Total Lebanon (Cost $6,519)					3,923
Macedonia (0.5%)
Sovereign Bonds (0.5%)
1,2 Republic of North Macedonia		3.675%	6/3/26	2,995	3,412
Total Macedonia (Cost $3,247)					3,412

Malaysia (1.5%)
Sovereign Bonds (1.5%)
2	Petronas Capital Ltd.	4.550%	4/21/50	8,100	10,278
Total Malaysia (Cost $8,100)					10,278

Mexico (5.7%)
Corporate Bonds (0.5%)
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	3,300	3,401
Sovereign Bonds (5.2%)
	Petroleos Mexicanos	6.375%	1/23/45	5,511	4,089
	Petroleos Mexicanos	5.625%	1/23/46	1	1
	United Mexican States	4.500%	4/22/29	1,000	1,081
3	United Mexican States	3.250%	4/16/30	3,000	2,954
6	United Mexican States	7.750%	5/29/31	220,000	10,773
3,7 United Mexican States		4.750%	4/27/32	14,150	15,600

					34,498
Total Mexico (Cost $36,723)					37,899
Nigeria (0.1%)
Sovereign Bonds (0.1%)
	Federal Republic of Nigeria	7.625%	11/28/47	1,000	888
Total Nigeria (Cost $963)					888

Oman (0.6%)
Sovereign Bonds (0.6%)
	Sultanate of Oman	6.750%	1/17/48	4,780	4,122
Total Oman (Cost $4,487)					4,122

Panama (6.0%)
Sovereign Bonds (6.0%)
3	Republic of Panama	4.000%	9/22/24	13,345	14,479
3	Republic of Panama	3.750%	3/16/25	6,700	7,246
	Republic of Panama	7.125%	1/29/26	5,200	6,552
	Republic of Panama	8.875%	9/30/27	500	710
3	Republic of Panama	3.875%	3/17/28	4,200	4,720
	Republic of Panama	9.375%	4/1/29	200	303
3	Republic of Panama	4.500%	4/1/56	5,000	6,125
Total Panama (Cost $38,357)					40,135
Paraguay (2.0%)
Sovereign Bonds (2.0%)
2,3 Republic of Paraguay		4.950%	4/28/31	12,000	13,500

Total Paraguay (Cost $12,000)	13,500

Peru (3.1%)
Corporate Bonds (1.5%)
Kallpa Generacion SA	4.875%	5/24/26	5,558	5,886
Kallpa Generacion SA	4.125%	8/16/27	4,307	4,396
10,282
Sovereign Bonds (1.6%)
Corp. Financiera de Desarrollo SA	4.750%	7/15/25	900	983
Fondo MIVIVIENDA SA	3.500%	1/31/23	4,600	4,724
Republic of Peru	7.350%	7/21/25	3,685	4,687

10,394
Total Peru (Cost $20,167)	20,676
Philippines (1.7%)
Sovereign Bonds (1.7%)
Republic of the Philippines	4.200%	1/21/24	9,615	10,445
Republic of the Philippines	7.750%	1/14/31	600	896
Republic of the Philippines	3.950%	1/20/40	200	232
Total Philippines (Cost $11,409)	11,573
Qatar (2.0%)
Sovereign Bonds (2.0%)
State of Qatar	4.500%	4/23/28	200	236
State of Qatar	4.000%	3/14/29	11,250	12,922
Total Qatar (Cost $12,918)	13,158
Romania (1.3%)
Sovereign Bonds (1.3%)
1,2 Republic of Romania	3.624%	5/26/30	2,700	3,271
1	Republic of Romania	2.124%	7/16/31	2,987	3,181
1	Republic of Romania	3.375%	1/28/50	2,000	2,175
Total Romania (Cost $8,569)	8,627
Russia (4.4%)
Sovereign Bonds (4.4%)
Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	8,500	9,429
8	Russian Federation	7.100%	10/16/24	335,780	5,119
Russian Federation	4.750%	5/27/26	9,400	10,704
Russian Federation	5.100%	3/28/35	3,000	3,707
Russian Federation	5.625%	4/4/42	200	271
Russian Federation	5.875%	9/16/43	200	281
Total Russia (Cost $28,309)	29,511
Saudi Arabia (1.5%)
Sovereign Bonds (1.5%)
Kingdom of Saudi Arabia	2.500%	2/3/27	2,000	2,051
Kingdom of Saudi Arabia	4.625%	10/4/47	1,500	1,749
Kingdom of Saudi Arabia	4.500%	4/22/60	3,000	3,452
Kingdom of Saudi Arabia	3.250%	10/22/30	2,550	2,740
Total Saudi Arabia (Cost $9,715)	9,992
Senegal (0.4%)
Sovereign Bonds (0.4%)
3	Republic of Senegal	6.750%	3/13/48	2,400	2,316

Total Senegal (Cost $2,240)	2,316

Serbia (1.5%)
Sovereign Bonds (1.5%)
1,2 Republic of Serbia	3.125%	5/15/27	8,357	9,809
Total Serbia (Cost $8,902)	9,809

South Africa (3.8%)
Sovereign Bonds (3.8%)
Republic of South Africa	4.875%	4/14/26	8,930	8,930
9	Republic of South Africa	8.875%	2/28/35	177,400	8,800
Republic of South Africa	5.750%	9/30/49	9,000	7,808
Total South Africa (Cost $26,224)	25,538
Sri Lanka (1.7%)
Sovereign Bonds (1.7%)
Democratic Socialist Republic of Sri Lanka	6.850%	3/14/24	4,174	2,894
Democratic Socialist Republic of Sri Lanka	6.850%	11/3/25	11,445	7,635
Democratic Socialist Republic of Sri Lanka	7.850%	3/14/29	800	520
Total Sri Lanka (Cost $9,115)	11,049
Supranational (1.0%)
Sovereign Bonds (1.0%)
2	African Export-Import Bank	3.994%	9/21/29	2,000	1,970
Banque Ouest Africaine de Developpement	5.500%	5/6/21	1,000	1,023
Banque Ouest Africaine de Developpement	5.000%	7/27/27	500	524
Banque Ouest Africaine de Developpement	4.700%	10/22/31	400	403
2	Banque Ouest Africaine de Developpement	4.700%	10/22/31	3,000	3,045
Total Supranational (Cost $6,860)	6,965
Trinidad & Tobago (1.2%)
Sovereign Bonds (1.2%)
Republic of Trinidad & Tobago	4.500%	8/4/26	2,500	2,530
2,3 Republic of Trinidad & Tobago	4.500%	6/26/30	5,750	5,678
Total Trinidad & Tobago (Cost $8,328)	8,208
Turkey (0.3%)
Sovereign Bonds (0.3%)
Republic of Turkey	5.750%	5/11/47	2,000	1,627
Total Turkey (Cost $1,407)	1,627

Ukraine (2.9%)
Sovereign Bonds (2.9%)
Ukraine	7.750%	9/1/23	200	209
10 Ukraine	11.670%	11/22/23	43,093	1,655
Ukraine	7.750%	9/1/25	7,950	8,288
Ukraine	7.750%	9/1/26	1,500	1,556
Ukraine	7.750%	9/1/27	1,200	1,244
Ukraine	9.750%	11/1/28	5,500	6,256
3	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	400	411
Total Ukraine (Cost $18,439)	19,619
United Arab Emirates (2.2%)
Sovereign Bonds (2.2%)
Emirate of Abu Dhabi	3.125%	9/30/49	11,595	12,064
2	Emirate of Abu Dhabi	3.875%	4/16/50	2,000	2,367

Total United Arab Emirates (Cost $13,077)					14,431
Uzbekistan (1.2%)
Sovereign Bonds (1.2%)
Republic of Uzbekistan		4.750%	2/20/24	1,500	1,576
Republic of Uzbekistan		5.375%	2/20/29	6,150	6,703
Total Uzbekistan (Cost $8,165)					8,279
Venezuela (0.0%)
Sovereign Bonds (0.0%)
* Bolivarian Republic of Venezuela		11.750%	10/21/26	640	38
* Bolivarian Republic of Venezuela		7.000%	3/31/38	1,500	90
*,3 Petroleos de Venezuela SA		6.000%	11/15/26	2,850	69
* Petroleos de Venezuela SA		5.375%	4/12/27	462	11
Total Venezuela (Cost $1,359)					208
Vietnam (0.3%)
Sovereign Bonds (0.3%)
Socialist Republic of Vietnam		4.800%	11/19/24	1,800	1,961
Total Vietnam (Cost $1,975)					1,961
				Shares
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
11 Vanguard Market Liquidity Fund (Cost
$10,812)		0.227%		108,216	10,822
				Notional	Market
		Expiration	Exercise	Amount	Value
	Counterparty	Date	Price	($000)	($000)
Options Purchased (0.2%)
Foreign Currency Options
Call Options
EUR	DBAG	4/22/21	USD 1.190	EUR 5,000	8

Put Options
EUR	DBAG	4/21/21	USD 1.175	EUR 13,000	749
USD	BNPSW	7/21/22	JPY 95.100	USD 10,000	156
USD	BOANA	8/19/21	JPY 102.000	USD 29,000	488
					1,393
Total Options Purchased (Cost $1,182)					1,401
Total Investments (97.3%) (Cost $640,423)					650,096
Other Assets and Liabilities -Net (2.7%)					19,228
Net Assets (100%)					669,324
Cost is in $000.

* Non-income-producing security—security in default.
1 Face amount denominated in euro.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $114,631,000, representing 17.1% of net assets.
3 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4 Guaranteed by the Republic of Azerbaijan.
5 Face amount denominated in Indonesian rupiah.
6 Face amount denominated in Mexican pesos.
7 Securities with a value of $2,150,000 have been segregated as initial margin for open futures contracts.
8 Face amount denominated in Russian rubles.

9 Face amount denominated in South African rand.
10 Face amount denominated in Ukrainian hryvnia.
11 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
BOANA — Bank of America NA.
BNPSW—BNP Paribas.
DBAG—Deutsche Bank AG.
EUR—euro.
JPY—Japanese yen.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
30-Year U.S. Treasury Bond	September 2020	(57)	(10,178)	(47)
Euro-Buxl	September 2020	(19)	(4,695)	(144)
Ultra Long U.S. Treasury Bond	September 2020	(15)	(3,272)	22
				(169)

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)

Deutsche Bank
AG	7/14/20	RUB	479,553	USD	6,875	—	(148)

State Street
Bank & Trust
Co.	7/10/20	MXN	136,660	USD	6,104	—	(167)
Standard
Chartered
Bank	7/10/20	EUR	2,735	USD	3,070	3	—
Standard
Chartered
Bank	7/10/20	MXN	70,089	USD	3,060	—	(15)
Morgan
Stanley Capital
Services LLC	7/2/20	BRL	15,524	USD	2,975	—	(120)
Goldman
Sachs Bank
USA	7/10/20	JPY	269,090	USD	2,523	—	(30)
J.P. Morgan
Securities LLC	7/10/20	EUR	1,300	USD	1,455	6	—
Barclays Bank
plc	7/10/20	MXN	18,723	USD	835	—	(21)

Emerging Markets Bond Fund

Morgan
Stanley Capital
Services LLC	7/10/20	EUR	601	USD	673	2	—
Morgan
Stanley Capital
Services LLC	7/14/20	USD	11,400	RUB	794,403	257	—
State Street
Bank & Trust
Co.	7/10/20	USD	11,388	EUR	9,996	154	—
Deutsche Bank
AG	7/10/20	USD	9,515	EUR	8,435	36	—
Goldman
Sachs Bank
USA	7/10/20	USD	7,339	ZAR	125,094	138	—
J.P. Morgan
Securities LLC	7/10/20	USD	6,636	EUR	5,868	42	—
HSBC Bank
USA, N.A.	7/10/20	USD	5,639	MXN	129,088	31	—
Standard
Chartered
Bank	7/22/20	USD	4,395	IDR	62,775,243	12	—
Barclays Bank
plc	7/10/20	USD	3,661	EUR	3,250	9	—
Royal Bank of
Canada	7/14/20	USD	3,405	COP	12,477,622	89	—
Standard
Chartered
Bank	7/2/20	USD	3,005	BRL	15,751	109	—
State Street
Bank & Trust
Co.	7/10/20	USD	2,232	EUR	1,989	—	(3)
State Street
Bank & Trust
Co.	7/10/20	USD	1,865	ZAR	32,568	—	(10)

						888	(514)

BRL—Brazilian real.
COP—Colombia peso.
EUR—euro.
IDR—Indonesian rupiah.
JPY—Japanese yen.
MXN—Mexican peso.
RUB—Russian ruble.
USD—U.S. dollar.
ZAR—South African rand.

Emerging Markets Bond Fund

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Value	(Received)	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
Oriental Republic
of Uruguay/Baa2	9/20/20	BOANA	5,000	1.000	7	5	2	—
Republic of
Chile/Aa3	6/20/25	BARC	10,000	1.000	47	58	—	(11)
Republic of
Chile/Aa3	6/20/25	MSCS	15,000	1.000	70	51	19	—
Republic of
Colombia/Baa2	6/20/25	JPMC	5,050	1.000	(154)	(528)	374	—
Republic of
Indonesia/Baa2	6/20/25	BARC	11,210	1.000	(191)	(866)	675	—
Republic of
Indonesia/Baa2	6/20/25	BARC	4,170	1.000	(71)	(269)	198	—
Russian
Federation/Ba1	6/20/25	GSI	17,460	1.000	(121)	(1,226)	1,105	—
					(413)	(2,775)	2,373	(11)
Credit Protection Purchased
Republic of
Colombia	6/20/25	MSCS	6,000	(1.000)	158	334	—	(176)
Republic of
Turkey	6/20/25	JPMC	4,700	(1.000)	777	761	16	—
					935	1,095	16	(176)
					522	(1,680)	2,389	(187)

1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BOANA —Bank of America NA.
GSI—Goldman Sachs International.
JPMC—JP Morgan Chase Bank NA.
MSCS —Morgan Stanley Capital Services LLC.

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

At June 30, 2020, the counterparties had deposited in segregated accounts securities with a value of
$1,755,000 and cash of $880,000 in connection with open forward currency contracts and open over-the-
counter swap contracts.

Emerging Markets Bond Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an i ndependent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-
traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net

Emerging Markets Bond Fund

amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determi ned either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain
(loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net

Emerging Markets Bond Fund

amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

F. Options: The fund invests in options on foreign currency, which are transacted over -the-counter
(OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs,
OTC options generally involve greater credit risk than exchange -traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund.
The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid.
The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options on foreign currency are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded in the
Schedule of Investments as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Schedule of
Investments as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses)
are recognized.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June
30, 2020, based on the inputs used to value them:

Emerging Markets Bond Fund

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Corporate Bonds	—	36,265	—	36,265
Sovereign Bonds	—	601,608	—	601,608
Temporary Cash Investments	10,822	—	—	10,822
Options Purchased		1,401	—	1,401
Total	10,822	639,274	—	650,096
Derivative Financial Instruments
Assets
Futures Contracts[1]	65	—	—	65
Forward Currency Contracts	—	888	—	888
Swap Contracts	—	2,389	—	2,389
Total	65	3,277	—	3,342
Liabilities
Forward Currency Contracts	—	514	—	514
Swap Contracts	—	187	—	187
Total	—	701	—	701
1 Represents variation margin on the last day of the reporting period.